Note 2 - Summary of significant accounting policies: Other receivables and other current assets (Policies)	12 Months Ended
Dec. 31, 2025
Policies
Other receivables and other current assets

Other receivables and other current assets

Other receivables and other current assets primarily include receivable from employee advance, and refundable deposits from third party service providers. Management regularly reviews the aging of receivables and changes in payment trends and records allowances when management believes collection of amounts due are at risk. Accounts considered uncollectable are written off against allowances after exhaustive efforts at collection are made. As of December 31, 2025 and 2024, the Company provided allowance for credit losses of other receivable and other current asset $320,155 and $278,776, respectively. For the years ended December 31, 2025, 2024 and 2023, the Company recorded $28,384, $38,690, and $20,247 provision for credit losses for other receivable and other current assets, respectively.